Concentration of Risk (Details) - Revenue - Customer concentrations	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Customer A
Concentration of Risk
Concentration risk (as a percent)	57.00%	42.00%
Customer B
Concentration of Risk
Concentration risk (as a percent)	21.00%	40.00%	67.00%
Customer C
Concentration of Risk
Concentration risk (as a percent)	8.00%		3.00%
Customer D
Concentration of Risk
Concentration risk (as a percent)			2.00%
Customer E
Concentration of Risk
Concentration risk (as a percent)			2.00%
Customer F
Concentration of Risk
Concentration risk (as a percent)			3.00%